Share of results of associates	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share of results of associates
4. Share of results of associates

Share of results of associates
includes:

Continuing operations	2020 £m	2019 £m	2018 £m
Share of profit before interest and taxation	142.5	99.2	110.8
Share of exceptional losses	(146.1)	(47.8)	(41.5)
Share of interest and non-controlling interests	(91.4)	(19.4)	(15.1)
Share of taxation	(41.0)	(17.3)	(23.7)
	(136.0)	14.7	30.5

Share of exceptional losses of £146.1 million (2019: £47.8 million, 2018: £41.5 million) primarily comprise £54.3 million (2019: £5.3 million, 2018 £nil) of amortisation and impairment of acquired intangible assets as well as restructuring and one-off transaction costs of £89.3 million (2019: £20.3 million, 2018: £nil)
 within
Kantar
.